Schedule of Investments (unaudited)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.6%
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	$1,195	$ 1,191,497
Series A, 5.25%, 01/01/54	760	801,349
Series A, 5.25%, 05/01/55	405	432,516
Series F, 5.50%, 11/01/53	735	773,222
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,505	1,610,788
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	900	951,406
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,265	1,308,484
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	670	710,307
		7,779,569
Arizona — 3.8%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	215	208,469
Series G, 5.00%, 07/01/47	430	387,970
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/44	910	935,812
Maricopa County Industrial Development Authority, RB, Series 2019F, 4.00%, 01/01/45	750	701,866
Salt Verde Financial Corp., RB
5.00%, 12/01/32	1,095	1,152,444
5.00%, 12/01/37	4,585	4,864,179
		8,250,740
Arkansas — 1.2%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,450	1,408,461
AMT, Sustainability Bonds, 5.70%, 05/01/53	380	388,606
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	755	746,238
		2,543,305
California — 11.5%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	335	328,680
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34(c)	1,500	1,500,086
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.00%, 12/01/56	200	145,723
Series A, Sustainability Bonds, 4.00%, 06/01/58	260	185,875
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	2,475	2,785,624
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	12,000	7,088,144
Palomar Community College District, GO
Series B, Convertible, 0.00%, 08/01/39(c)	4,000	4,553,051
Series B, Election 2006, 0.00%, 08/01/30(d)	2,270	1,872,144
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	1,205	1,178,386
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	4,200	4,600,320
Security	Par (000)	Value
California (continued)
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 5.00%, 07/01/56	$685	$ 699,135
San Diego Unified School District, GO, Series C, 0.00%, 07/01/45(d)	1,000	389,393
		25,326,561
Colorado — 0.8%
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	1,550	1,699,898
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	130	138,612
4.25%, 07/15/53	175	167,089
		305,701
District of Columbia — 1.2%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,200,933
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	455	479,963
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, CAB, Series B, 2nd Lien, (AGM-CR), 0.00%, 10/01/40(d)	1,800	889,651
		2,570,547
Florida — 14.3%
Brevard County Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,725	2,832,325
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/15/49(b)	100	93,201
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/47	1,305	1,354,366
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	465	127,066
Series A, 0.00%, 09/01/53	270	58,904
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	615	536,457
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	475	483,539
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,350	1,255,131
County of Miami-Dade Florida, RB(d)
0.00%, 10/01/32	5,000	3,630,891
0.00%, 10/01/33	15,375	10,699,284
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/41	325	341,338
Series A-1, AMT, (AGM), 4.00%, 10/01/45	695	640,765
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	420	125,475
Series A-2, 0.00%, 10/01/47	680	191,947
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	165	182,350
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)	300	286,486
Florida Development Finance Corp., Refunding RB(f)
AMT, 07/15/32(a)(b)	735	758,537
AMT, (AGM), 07/01/53	2,590	2,698,249
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/47	$1,130	$ 1,139,625
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,840	1,863,837
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	190	200,615
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,590	1,647,399
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	195	196,829
		31,344,616
Georgia — 2.7%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	480	496,179
Development Authority for Fulton County, RB
4.00%, 07/01/49	145	132,391
5.00%, 06/15/56	2,295	2,444,093
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	175	164,255
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	780	705,329
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	205	210,764
Series A, 5.00%, 06/01/53(a)	565	590,046
Municipal Electric Authority of Georgia, RB
Class A, 5.50%, 07/01/63	310	324,245
Series A, 5.00%, 01/01/59	770	778,661
		5,845,963
Hawaii — 0.8%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	785	806,436
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	1,395	927,675
		1,734,111
Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	275	265,032
Illinois — 5.5%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	1,235	1,235,030
Series D, 5.00%, 12/01/46	1,635	1,632,117
Series H, 5.00%, 12/01/36	375	380,820
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/34	370	378,776
Series D, 5.00%, 12/01/26	675	691,082
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	620	629,367
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/53	695	741,283
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	470	498,052
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 11/15/45	945	944,383
Illinois Housing Development Authority, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	100	97,670
Security	Par (000)	Value
Illinois (continued)
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	$820	$ 777,294
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	590	595,150
State of Illinois, GO
5.00%, 02/01/39	1,000	999,948
5.50%, 05/01/39	1,610	1,741,298
Series C, 5.00%, 12/01/48	740	756,469
		12,098,739
Indiana — 0.7%
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	220	239,644
Series F1, Subordinate, (BAM), 5.00%, 03/01/53	1,255	1,298,374
		1,538,018
Kentucky — 1.3%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	135	132,219
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	1,000	1,172,460
Convertible, 6.60%, 07/01/39	1,395	1,601,703
		2,906,382
Louisiana — 1.1%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	425	443,976
5.25%, 10/01/53	915	948,794
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	995	1,047,614
		2,440,384
Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	260	260,127
5.25%, 07/01/44	260	260,016
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.25%, 06/30/55	705	722,830
		1,242,973
Massachusetts — 1.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	900	908,153
Series A, 5.00%, 01/01/47	1,010	989,779
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,375	1,268,983
5.00%, 04/15/40	600	596,969
Series A, 4.00%, 06/01/29(e)	235	247,340
		4,011,224
Michigan — 3.6%
Michigan Finance Authority, RB
4.00%, 02/15/50	1,040	950,707
5.50%, 02/28/57	115	123,016
4.00%, 02/15/44	420	395,746
Series A, 4.00%, 11/15/50	295	266,497
Michigan Finance Authority, Refunding RB, 4.00%, 11/15/46	900	826,071

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.10%, 12/01/37	$1,560	$ 1,660,118
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,705	1,680,502
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	1,400	1,341,293
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	655	704,717
		7,948,667
Minnesota — 2.1%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,760	1,708,350
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	305	295,734
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	468,323
Minnesota Agricultural & Economic Development Board, RB, 5.25%, 01/01/54	1,550	1,648,235
Minnesota Higher Education Facilities Authority, RB, Series A, Sustainability Bonds, 5.00%, 10/01/47	390	405,090
		4,525,732
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series C, 5.00%, 11/15/47	1,220	1,231,023
Kansas City Industrial Development Authority, ARB, Series B, AMT, 5.00%, 03/01/39	575	597,554
		1,828,577
Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	600	604,622
Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,500	1,501,391
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	125	125,326
		1,626,717
New Hampshire — 0.4%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	310	301,243
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	505	450,147
Series C, AMT, 4.88%, 11/01/42	220	197,987
		949,377
New Jersey — 5.3%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	165	172,122
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(g)(h)	1,510	18,648
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	990	1,000,397
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/27(e)	160	168,968
AMT, (AGM), 5.13%, 07/01/42	300	300,180
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 4.00%, 12/01/41	765	747,698
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, 10/01/44(f)	260	260,308
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/38	$290	$ 290,482
Series AA, 4.00%, 06/15/40	820	807,311
Series AA, 5.00%, 06/15/45	1,990	2,030,765
Series AA, 5.00%, 06/15/46	600	604,112
Series AA, 4.00%, 06/15/50	1,440	1,332,190
Series BB, 4.00%, 06/15/50	1,200	1,116,388
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,600	1,025,557
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 12/15/36	240	254,446
Series A, 5.00%, 06/15/37	480	532,196
Series A, 5.25%, 06/15/42	190	209,121
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	630	597,105
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	205	188,108
		11,656,102
New York — 10.7%
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,723,041
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/29	765	796,696
Series C-1, 5.00%, 11/15/56	320	323,172
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,700	1,737,715
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	550	566,678
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	810	843,827
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.85%, 11/01/53	685	687,504
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	225	246,186
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/44	215	230,799
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/48	1,915	2,044,992
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,400	1,400,284
New York Counties Tobacco Trust VI, Refunding RB, Series C, 4.00%, 06/01/51	1,000	779,265
New York Liberty Development Corp., Refunding RB
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	1,785	1,318,586
Series A, Sustainability Bonds, 3.00%, 11/15/51	560	402,989
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	205	191,694
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	605	562,117
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	400	425,438
AMT, 5.63%, 04/01/40	420	454,540
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	945	995,589
Port Authority of New York & New Jersey, ARB
AMT, 5.00%, 11/01/49	1,330	1,358,679
Series 221, AMT, 4.00%, 07/15/55	1,395	1,224,442
Port Authority of New York & New Jersey, Refunding ARB, Series 197, AMT, 5.00%, 11/15/35	220	225,315
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	2,105	1,985,571
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/49	$1,645	$ 1,726,923
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	1,160	1,146,746
		23,398,788
North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	145	153,680
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,540	2,302,368
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	20	19,611
		2,321,979
Oklahoma — 0.2%
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	60	57,051
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	315	299,363
		356,414
Pennsylvania — 6.5%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/51	875	892,425
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	1,625	1,642,413
Mckeesport Area School District, Refunding GO, (FGIC, SAW), 0.00%, 10/01/31(d)(i)	500	390,366
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	1,585	1,582,702
AMT, 5.50%, 06/30/41	810	886,425
AMT, 5.75%, 06/30/48	700	757,758
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	810	797,533
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	130	94,046
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	370	378,832
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,030	2,865,150
State Public School Building Authority, Refunding RB, Series A, (SAW), 5.00%, 06/01/34	3,825	3,981,770
		14,269,420
Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,593	1,553,880
Series A-1, Restructured, 5.00%, 07/01/58	5,324	5,300,006
Series A-2, Restructured, 4.78%, 07/01/58	1,459	1,414,923
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,770	1,486,337
		9,755,146
Security	Par (000)	Value
Rhode Island — 2.8%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32	$1,845	$ 1,854,270
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series A, (GNMA), 4.60%, 10/01/49	3,260	3,184,605
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	1,205	1,111,433
		6,150,308
South Carolina — 2.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	520	547,027
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	755	620,352
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	2,110	1,852,284
South Carolina Public Service Authority, RB, Series A, 4.00%, 12/01/55	2,500	2,203,789
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	100	106,472
		5,329,924
Tennessee — 2.2%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	135	144,018
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	885	893,320
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	180	191,569
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
5.25%, 10/01/58	725	735,106
Series A, 5.00%, 10/01/45	1,000	1,000,118
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/52	910	921,165
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	950	997,352
		4,882,648
Texas — 13.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	380	378,902
7.88%, 11/01/62	330	329,899
City of Austin Texas Airport System Revenue, ARB, AMT, 5.25%, 11/15/47	795	837,772
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	100	97,134
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	475	458,929
Sub-Series A, AMT, 4.00%, 07/01/48	400	367,724
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	2,175	2,030,809
Harris County-Houston Sports Authority, Refunding RB, Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38(d)	5,000	2,284,508
Humble Independent School District, GO, (PSF), 5.00%, 02/15/47	4,500	4,790,632
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	550	326,877

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	$16,780	$ 8,693,812
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	825	781,881
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	435	460,073
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	1,410	1,336,363
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	405	381,448
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	465	418,138
Series A, 5.00%, 07/01/53	575	596,951
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	1,315	1,383,755
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	1,560	1,566,629
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	420	261,525
0.00%, 08/01/36	235	138,314
0.00%, 08/01/37	305	169,008
0.00%, 08/01/38	315	164,332
0.00%, 08/01/44	950	336,221
0.00%, 08/01/45	1,800	600,131
		29,191,767
Utah — 0.5%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/51	425	432,461
Utah Charter School Finance Authority, Refunding RB
5.25%, 06/15/37(b)	205	196,473
(UT CSCE), 4.00%, 04/15/42	600	553,604
		1,182,538
Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.25%, 06/15/32	290	290,095
Virginia — 0.8%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	293	280,935
Series A-2, 7.13%, 03/01/59(c)	702	525,666
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	956,815
		1,763,416
Washington — 1.1%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	625	634,134
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	1,815	1,860,189
		2,494,323
Wisconsin — 1.0%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	125	113,107
Class A, 6.13%, 06/15/57	140	128,025
Series A, 5.00%, 06/01/36(b)	100	99,161
Series A, 5.00%, 10/15/50(b)	875	740,786
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A, 5.00%, 06/01/51(b)	$320	$ 289,377
Series A, 5.00%, 06/01/61(b)	405	356,534
Public Finance Authority, Refunding RB, AMT, 4.00%, 08/01/35	435	384,569
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, 1.95%, 09/01/32	110	91,936
		2,203,495
Total Municipal Bonds — 111.6% (Cost: $236,421,637)		244,787,498
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 6.9%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	3,300	3,551,459
Series C-1, 5.25%, 02/01/53	6,771	7,082,368
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	4,091	4,452,428
		15,086,255
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	3,610	3,886,124
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	3,200	3,425,348
District of Columbia — 2.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	2,102	2,077,760
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	3,560	3,645,369
		5,723,129
Georgia — 1.2%
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	2,481	2,610,295
Illinois — 2.9%
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,302	4,576,024
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 08/15/51	1,711	1,781,025
		6,357,049
Massachusetts — 2.2%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/52	2,440	2,600,992
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	2,151	2,203,430
		4,804,422
Michigan — 0.9%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,148	2,020,141
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York — 2.2%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	$1,506	$ 1,450,110
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/47	1,590	1,517,084
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/51	1,740	1,826,280
		4,793,474
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	1,830	1,978,262
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	3,981	4,239,710
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	3,891	4,061,266
Texas — 5.1%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	1,280	1,351,325
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	1,410	1,554,515
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	3,120	3,342,749
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	2,251	2,351,750
Texas Water Development Board, RB, 4.80%, 10/15/52	2,470	2,565,573
		11,165,912
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,840	2,628,975
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.2% (Cost: $71,285,260)		72,780,362
Total Long-Term Investments — 144.8% (Cost: $307,706,897)		317,567,860

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(k)(l)	5,061,499	$ 5,062,005
Total Short-Term Securities — 2.3% (Cost: $5,062,005)		5,062,005
Total Investments — 147.1% (Cost: $312,768,902)		322,629,865
Liabilities in Excess of Other Assets — (0.1)%		(216,255)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.1)%		(35,275,534)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.9)%		(67,800,000)
Net Assets Applicable to Common Shares — 100.0%		$ 219,338,076

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 755,448	$ 4,306,701 (a)	$ —	$ (117)	$ (27)	$ 5,062,005	5,061,499	$ 198,123	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 244,787,498	$ —	$ 244,787,498
Municipal Bonds Transferred to Tender Option Bond Trusts	—	72,780,362	—	72,780,362
Short-Term Securities
Money Market Funds	5,062,005	—	—	5,062,005
	$5,062,005	$317,567,860	$—	$322,629,865
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(34,892,828)	$—	$(34,892,828)
VMTP Shares at Liquidation Value	—	(67,800,000)	—	(67,800,000)
	$—	$(102,692,828)	$—	$(102,692,828)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
Portfolio Abbreviation (continued)
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Portfolio Abbreviation (continued)
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax